Non-controlling Interest (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Non-controlling Equity Investment Percentages and Votes

The non-controlling equity investment percentages and votes as of the indicated dates are as follows:

Company	Place of Business	12.31.18	12.31.17	01.01.17
Cobranzas Regionales S.A.	Córdoba – Argentina	17.00%	23.00%	23.00%
Galicia Broker Asesores de Seguros S.A.	Autonomous City of Buenos Aires – Argentina	0.01%	0.01%	0.01%
Galicia Retiro Compañía de Seguros S.A.	Autonomous City of Buenos Aires – Argentina	0.00%	0.00%	0.00%
Galicia Seguros S.A.	Autonomous City of Buenos Aires – Argentina	0.00%	0.00%	0.00%
Galicia Valores S.A.	Autonomous City of Buenos Aires – Argentina	—	—	0.09%
Ondara S.A.	Autonomous City of Buenos Aires – Argentina	16.15%	21.85%	21.85%
Tarjetas del Mar S.A.	Córdoba – Argentina	—	—	41.20%
Tarjeta Naranja S.A.	Córdoba – Argentina	17.00%	23.00%	23.00%
Tarjetas Regionales S.A.	Autonomous City of Buenos Aires – Argentina	17.00%	23.00%	23.00%

Summary of Movements in Group's Significant Non-Controlling Interests

Changes in the Group’s non-controlling interests as of the indicated dates were as follows:

Company	Balance as of 12.31.17	Purchases / Sales	Cash Dividends	Share of Profit (Loss) for the Year	Balance as of 12.31.18
Cobranzas Regionales S.A.	13,281	—	—	(1,665)	11,616
Galicia Broker Asesores de Seguros S.A.	2	—	—	—	2
Galicia Retiro Compañía de Seguros S.A.	2	—	—	—	2
Galicia Seguros S.A.	2	—	—	—	2
Ondara S.A.	7,074	—	52	(1,081)	6,045
Tarjeta Naranja S.A.	2,716,440	(770,472)	(137,432)	(318,010)	1,490,526
Tarjetas Regionales S.A.	216,679	—	40,591	(42,929)	214,341

Total	2,953,480	(770,472)	(96,789)	(363,685)	1,722,534

Company	Balance as of 01.01.17	Purchases / Sales	Cash Dividends	Share of Profit (Loss) for the Year	Balance as of 12.31.17
Cobranzas Regionales S.A.	13,751	—	—	(470)	13,281
Galicia Broker Asesores de Seguros S.A.	2	—	—	—	2
Galicia Retiro Compañía de Seguros S.A.	2	—	—	—	2
Galicia Seguros S.A.	2	—	—	—	2
Galicia Valores S.A.	5,688	(5,688)	—	—	—
Ondara S.A.	6,801	—	—	273	7,074
Tarjetas del Mar S.A.	91,871	(91,871)	—	—	—
Tarjeta Naranja S.A.	2,371,252	—	(159,604)	504,792	2,716,440
Tarjetas Regionales S.A.	230,201	—	6,909	(20,431)	216,679

Total	2,719,570	(97,559)	(152,695)	484,164	2,953,480